As filed with the Securities and Exchange Commission on April 25, 2016
File Nos. 33-85242 and 811-08822

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D C 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 36	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 37	[X]
(Check appropriate box or boxes)

CAPITAL MANAGEMENT INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

140 Broadway
New York, New York 10005
(Address of Principal Executive Offices)

888-626-3863
(Registrant’s Telephone Number, including Area Code)

Matrix 360 Administration, LLC.
4520 Main Street
Suite 1425
Kansas City, MO  64111
(Name and Address of Agent for Service)

With copy to:
Matthew A. Swendiman, Esq.
Graydon Head & Ritchey LLP
15 West Center Street
Lawrenceburg, IN 47025

Approximate Date of Proposed Public Offering:	As soon as practicable after the
Effective Date of this Registration Statement

It is proposed that this filing will become effective: (check appropriate box)
[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on ________ (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on ________ (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2) or
[ ]	on ________ (date) pursuant to paragraph (a)(2) of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 36 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Kansas City, and State of Missouri on this 25th day of April, 2016.

CAPITAL MANAGEMENT INVESTMENT TRUST

By:	/s/ W. Jameson McFadden
W. Jameson McFadden, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 36 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*	April 25, 2016
Lucius E. Burch, Trustee	Date

*	April 25, 2016
Paul J. Camilleri, Trustee,	Date

*	April 25, 2016
David V. Shields, Trustee	Date

*	April 25, 2016
Joseph V. Shields, Trustee and Chairman	Date

*	April 25, 2016
Anthony J. Walton, Trustee	Date

/s/ W. Jameson McFadden		April 25, 2016
W. Jameson McFadden, President		Date

/s/ Larry E. Beaver, Jr.		April 25, 2016
Larry E. Beaver, Jr., Treasurer and Assistant		Date
Secretary

*By:	/s/ W. Jameson McFadden	April 25, 2016
	W. Jameson McFadden, President,	Date
Principal Executive Officer,
Principal Financial Officer and
Secretary